Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 94.05%
ASSET-BACKED SECURITIES — 10.76%**
AGL CLO 13 Ltd.,
Series 2021-13A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.89% 10/20/34
1,2,3
$ 600,000 $ 573,686
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
5.21% 10/17/34
1,2,3
185,000 180,451
Aimco CLO 14 Ltd.,
Series 2021-14A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
700,000 517,986
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
5.22% 10/16/28
1,2,3
3,412 3,410
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
1
605,000 576,597
AMSR Trust,
Series 2020-SFR3, Class H
6.50% 09/17/37
1
635,000 594,768
AMSR Trust,
Series 2021-SFR3, Class G
3.80% 10/17/38
1
600,000 501,536
BlueMountain CLO Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.77%)
6.13% 10/25/30
1,2,3
250,000 240,700
BMO SBA COOF Trust,
Series 2019-1, Class A (IO)
1.65% 10/25/45
1,4
3,285,297 181,831
Carvana Auto Receivables Trust,
Series 2020-P1, Class R
0.00% 09/08/27
1
1,300 202,329
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
1,500 338,778
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
1.00% 05/10/29
1
3,050 523,576
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
5.87% 10/24/30
1,2,3
575,000 554,496
CIFC Funding Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/18/31
1,3,4
575,000 266,145
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.,
Series 2022-2A, Class INCB
(Cayman Islands)
0.00% 04/19/35
1,3,4
$ 475,000 $ 385,028
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.05% 10/15/52
1,4
558,352 23,867
CoreVest American Finance Trust,
Series 2021-1, Class XB (IO)
1.55% 04/15/53
1,4
4,459,000 297,277
Dryden 72 CLO Ltd.,
Series 2019-72A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.26% 05/15/32
1,2,3
925,000 893,185
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
4.98% 04/15/29
1,2,3
57,650 56,955
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
5.81% 08/15/30
1,2,3
9,957 9,879
Elmwood CLO VI Ltd.,
Series 2020-3A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.89% 10/20/34
1,2,3
440,000 420,499
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28% 08/17/37
1
1,288,000 1,159,609
FirstKey Homes Trust,
Series 2021-SFR3, Class E1
2.99% 12/17/38
1
944,000 805,497
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
5.34% 07/19/34
1,2,3
1,290,360 1,251,520
FRTKL,
Series 2021-SFR1, Class F
3.17% 09/17/38
1
1,000,000 823,773
Gilbert Park CLO Ltd.,
Series 2017-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
5.27% 10/15/30
1,2,3
335,000 330,971
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
5.39% 10/20/34
1,2,3
250,000 243,858

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Greenwood Park CLO Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/15/31
1,3,4
$ 675,000 $ 296,999
HOA Funding, LLC,
Series 2021-1A, Class A2
4.72% 08/20/51
1
878,875 660,180
Invesco CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/15/34
1,3,4
650,000 472,529
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
41,174 36,902
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
42,233 36,616
JPMorgan Chase Bank Auto Credit Linked Notes,
Series 2021-1, Class R
28.35% 09/25/28
1
522,384 535,444
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
5.38% 04/19/33
1,2,3
1,000,000 984,570
Navient Student Loan Trust,
Series 2018-4A, Class B
(LIBOR USD 1-Month plus 1.30%)
5.69% 06/27/67
1,2
850,000 784,993
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
5.29% 06/25/54
1,2
630,000 607,042
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
5.12% 04/15/34
1,2,3
1,200,000 1,167,671
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class SUB
(Cayman Islands)
0.00% 04/16/33
1,3,4
275,000 184,203
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
5.83% 11/20/30
1,2,3
325,000 320,856
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
5.78% 10/15/34
1,2,3
700,000 670,659
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
5.21% 01/17/31
1,2,3
550,000 544,852
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
$ 625,000 $ 389,714
PHEAA Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.59%)
4.98% 08/25/40
1,2
28,435 27,359
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00% 04/19/38
1
819,000 699,812
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01% 10/17/38
1
838,000 703,453
Progress Residential Trust,
Series 2021-SFR9, Class E1
2.81% 11/17/40
1
1,531,000 1,194,283
Progress Residential,
Series 2021-SFR1, Class H
5.00% 04/17/38
1
1,050,000 894,733
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
1,211,000 1,031,356
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.68% 10/15/32
1,2,3
750,000 720,000
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
5.10% 10/15/29
1,2,3
53,689 52,988
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
5.43% 10/20/30
1,2,3
810,000 800,086
Santander Consumer Auto Receivables Trust,
Series 2021-CA, Class R
0.00% 06/15/28
1
5,150 629,956
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
493,811 437,697
SLM Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.50%)
4.86% 07/25/39
2
154,688 143,210
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
6.06% 07/25/23
2
77,456 76,676
SLM Student Loan Trust,
Series 2008-7, Class A4
(LIBOR USD 3-Month plus 0.90%)
5.26% 07/25/23
2
14,554 13,911

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/26/83
2
$ 10,000 $ 9,897
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
1,3,4
975,000 731,811
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class B
(Bermuda)
2.52% 02/20/46
1,3
654,773 545,483
Tricon American Homes Trust,
Series 2017-SFR2, Class E
4.22% 01/17/36
1
800,000 775,476
Voya CLO Ltd.,
Series 2018-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.73% 01/15/32
1,2,3
250,000 240,300
Total Asset-Backed Securities
(Cost $32,195,746) 29,379,924
BANK LOANS — 3.83%*
Communications — 0.09%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% 03/15/27
2
5,202 4,950
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
6.82% 04/15/27
2
48,992 43,909
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.50% 05/01/28
2
122,813 117,604
National CineMedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 8.00%)
12.50% 12/20/24
2
245,625 65,296
231,759
Consumer Discretionary — 0.25%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.38%)
7.76% 12/23/27
2
147,375 134,075
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
7.93% 01/24/29
2,3
248,750 223,702
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.48% 10/01/26
2
245,625 235,834
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 10/22/26
2
$ 97,739 $ 96,273
689,884
Electric — 0.31%
Astoria Energy LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.89% 12/10/27
2
263,934 261,075
Calpine Corp.,
Term Loan B9, 1st Lien
(LIBOR plus 2.00%)
6.39% 04/05/26
2
244,924 242,245
Endure Digital, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.72% 02/10/28
2
394,000 355,585
858,905
Entertainment — 0.17%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
9.00% 02/28/25
2
122,619 23,174
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 9.00%)
14.28% 09/07/23
2
459,875 452,882
476,056
Finance — 0.19%
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
8.92% 09/30/26
2
269,504 254,681
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.07% 04/09/27
2
10,866 10,175
Mativ Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.34% 05/06/29
2
270,875 255,977
520,833
Gaming — 0.01%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.32% 01/26/29
2
10,868 10,354

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.00%)
7.42% 04/13/29
2
$ 10,895 $ 10,775
21,129
Health Care — 0.75%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
6.63% 11/08/27
2
35,423 35,313
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
6.10% 01/15/25
2
275,000 274,542
Buckeye Partners LP,
Term Loan B1, 1st Lien
(LIBOR plus 2.25%)
6.63% 11/01/26
2
245,000 243,942
Certara Holdco, Inc.,
Term Loan B, 1st Lien (France)
(LIBOR plus 3.50%)
7.88% 08/15/26
2
270,875 267,997
Curia Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.16% 08/30/26
2
392,450 325,122
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
6.73% 12/30/26
2
269,458 268,398
Horizon Therapeutics USA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.19% 03/15/28
2
270,188 270,260
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 03/31/27
2
97,754 81,950
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 02/01/28
2
265,268 259,521
PetVet Care Centers LLC,
Term Loan B3, 1st Lien (Luxembourg)
(LIBOR plus 3.50%)
7.88% 02/14/25
2
10,866 10,245
2,037,290
Industrials — 0.40%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
6.02% 07/01/26
2
352,247 350,086
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
9.38% 08/02/27
2
$ 310,625 $ 303,086
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 06/30/28
2
10,867 10,732
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.98% 04/15/28
2
167,450 145,170
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
7.83% - 8.43% 11/03/25
2
196,513 188,692
TransDigm, Inc.,
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
6.98% 12/09/25
2
4,540 4,493
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.58% 08/12/24
2
98,930 86,267
1,088,526
Information Technology — 1.02%
AppLovin Corp.,
Term Loan B, 1st Lien
(PRIME plus 3.25%)
2.25% 08/15/25
2
269,388 260,099
AthenaHealth Group, Inc.,
Delayed-Draw Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.50%)
7.82% 02/15/29
2,7
36,232 32,803
Term Loan B, 1st Lien (France)
(SOFR plus 3.50%)
7.82% 02/15/29
2
850,797 770,277
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.50%)
9.08% 07/06/29
2
10,950 10,870
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.63% 12/16/25
2
73,688 67,804
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.23% 08/14/25
2
269,388 237,525
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.73% 10/01/27

245,614 231,184

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Nouryon USA LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
7.16% 10/01/25
2
$ 308,105 $ 304,485
Precision Medicine Group LLC,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.00%)
7.35% 11/20/27
2
17,231 16,068
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.73% 11/18/27
2
374,451 349,175
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
6.50% 09/23/26
2
15,184 15,070
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 04/24/28
2
271,563 258,799
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.77% 03/04/28
2
270,188 229,254
2,783,413
Insurance — 0.09%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
7.88% 02/15/27
2
247,455 232,807
Real Estate Investment Trust (REIT) — 0.16%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.14% 07/17/28
2,8
265,650 205,746
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
7.69% 02/17/28
2
245,625 237,335
443,081
Retail — 0.23%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
6.63% 02/19/28
2
171,502 168,675
U.S. Anesthesia Partners, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
8.37% 10/02/28
2
469,063 447,795
616,470
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services — 0.07%
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.13% 12/15/28
2
$ 10,868 $ 10,476
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(LIBOR plus 2.25%)
6.63% 12/01/28
2
182,757 181,273
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.38% 11/02/27
2
10,867 9,678
201,427
Transportation — 0.09%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
11.63% 09/01/27
2
275,000 255,292
Total Bank Loans
(Cost $11,218,154) 10,456,872
CORPORATES — 28.48%*
Banking — 5.11%
ABN AMRO Bank NV
(Netherlands)
2.47% 12/13/29
1,3,4
270,000 219,221
Bank of America Corp.
2.30% 07/21/32
4
640,000 493,186
2.57% 10/20/32
4
130,000 102,096
2.69% 04/22/32
4
55,000 44,078
3.42% 12/20/28
4
310,000 281,300
Bank of America Corp.
(MTN)
1.92% 10/24/31
4
245,000 187,174
2.02% 02/13/26
4
375,000 348,182
2.09% 06/14/29
4
310,000 260,936
3.82% 01/20/28
4
125,000 116,668
Bank of America Corp.,
Series N
1.66% 03/11/27
4
500,000 441,775
Bank of America Corp.,
Series RR
4.38%
4,9
100,000 85,260
Comerica, Inc.
5.63%
4,9
15,000 14,511
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
600,000 478,475
3.09% 05/14/32
1,3,4
1,160,000 806,415
6.54% 08/12/33
1,3,4
230,000 202,418
9.02% 11/15/33
1,3,4
720,000 741,646

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Credit Suisse Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
3
$ 410,000 $ 243,424
Discover Bank
2.45% 09/12/24 230,000 218,616
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
220,000 202,300
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
510,000 440,317
1.65% 04/18/26
3,4
130,000 117,447
2.01% 09/22/28
3,4
350,000 292,496
2.36% 08/18/31
3,4
255,000 195,617
2.87% 11/22/32
3,4
500,000 383,862
4.76% 06/09/28
3,4
255,000 241,695
JPMorgan Chase & Co.
0.97% 06/23/25
4
280,000 261,279
1.58% 04/22/27
4
700,000 616,646
2.01% 03/13/26
4
25,000 23,161
2.58% 04/22/32
4
640,000 513,157
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
205,000 177,501
3.57% 11/07/28
3,4
390,000 351,391
3.87% 07/09/25
3,4
30,000 29,054
4.98% 08/11/33
3,4
415,000 382,303
Macquarie Group Ltd.
(Australia)
2.87% 01/14/33
1,3,4
375,000 288,608
5.03% 01/15/30
1,3,4
170,000 160,733
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
500,000 488,646
PNC Financial Services Group, Inc. (The)
6.04% 10/28/33
4
225,000 235,421
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
325,000 304,554
1.67% 06/14/27
3,4
325,000 276,003
3.37% 01/05/24
3,4
35,000 34,998
4.80% 11/15/24
3,4
245,000 240,965
U.S. Bancorp
3.70%
4,9
105,000 86,477
5.85% 10/21/33
4
225,000 234,241
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
745,000 658,652
3.35% 03/02/33
4
770,000 649,233
3.53% 03/24/28
4
525,000 487,137
4.90% 07/25/33
4
305,000 289,178
13,948,453
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 2.52%
AT&T, Inc.
2.55% 12/01/33 $ 452,000 $ 348,705
4.75% 05/15/46 125,000 106,258
Cable One, Inc.
4.00% 11/15/30
1
60,000 47,625
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80% 04/01/31 140,000 109,192
4.80% 03/01/50 250,000 184,295
5.38% 05/01/47 141,000 111,777
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 520,000 403,560
Cogent Communications Group, Inc.
7.00% 06/15/27
1
225,000 219,145
CSC Holdings LLC
3.38% 02/15/31
1
175,000 114,410
6.50% 02/01/29
1
147,000 120,483
7.50% 04/01/28
1
453,000 309,037
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
751,000 89,181
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
1
169,000 151,783
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
285,000 258,259
Gray Escrow II, Inc.
5.38% 11/15/31
1
267,000 193,618
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
335,000 301,056
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
5.50% 08/01/23
†,3,5,6,10,11
535,000 —
8.50% 10/15/24
†,1,3,5,6,10,11
270,000 —
9.75% 07/15/25
†,1,3,5,6,10,11
360,000 —
Level 3 Financing, Inc.
3.63% 01/15/29
1
40,000 29,304
3.75% 07/15/29
1
250,000 180,175
3.88% 11/15/29
1
530,000 419,196
Lumen Technologies, Inc.
4.50% 01/15/29
1
500,000 347,500
Netflix, Inc.
4.63% 05/15/29 100,000 105,156
Scripps Escrow, Inc.
5.88% 07/15/27
1
400,000 360,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
295,313 291,972
5.15% 03/20/28
1
495,000 488,358
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
200,000 166,752

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Time Warner Cable LLC
5.50% 09/01/41 $ 80,000 $ 66,690
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
1,3
375,000 304,414
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
60,000 46,404
5.25% 05/30/48
3
300,000 265,677
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
750,000 613,815
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
185,000 137,033
6,890,830
Consumer Discretionary — 1.29%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
165,000 160,248
BAT Capital Corp.
3.56% 08/15/27 165,000 150,496
4.39% 08/15/37 150,000 117,114
5.65% 03/16/52 430,000 359,006
BAT International Finance PLC
(United Kingdom)
1.67% 03/25/26
3
83,000 73,637
Everi Holdings, Inc.
5.00% 07/15/29
1
350,000 303,187
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
160,000 153,034
6.13% 07/27/27
1,3
195,000 194,168
Reynolds American, Inc.
5.70% 08/15/35 100,000 90,522
5.85% 08/15/45 95,000 81,527
Spectrum Brands, Inc.
5.50% 07/15/30
1
425,000 377,187
Triton Water Holdings, Inc.
6.25% 04/01/29
1
750,000 612,187
WarnerMedia Holdings, Inc.
4.28% 03/15/32
1
190,000 156,757
5.05% 03/15/42
1
480,000 369,618
5.14% 03/15/52
1
425,000 312,653
3,511,341
Electric — 1.09%
Alliant Energy Finance LLC
1.40% 03/15/26
1
245,000 212,975
Alliant Energy Finance, LLC
3.60% 03/01/32
1
155,000 133,996
American Electric Power Co., Inc.
2.03% 03/15/24 455,000 438,456
Comision Federal de Electricidad
(Mexico)
4.69% 05/15/29
1,3
200,000 177,770
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Duke Energy Carolinas LLC
4.00% 09/30/42 $ 250,000 $ 207,269
Eversource Energy,
Series O
4.25% 04/01/29 8,000 7,589
FirstEnergy Transmission LLC
2.87% 09/15/28
1
418,000 365,502
Niagara Mohawk Power Corp.
5.78% 09/16/52
1
365,000 366,633
Pennsylvania Electric Co.
4.15% 04/15/25
1
555,000 531,974
Pike Corp.
5.50% 09/01/28
1
400,000 350,348
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 38,255
Tucson Electric Power Co.
3.85% 03/15/23 140,000 139,549
2,970,316
Energy — 2.47%
Energy Transfer LP
4.75% 01/15/26 10,000 9,757
4.90% 03/15/35 20,000 17,888
4.95% 06/15/28 100,000 96,888
5.00% 05/15/50 560,000 452,802
Energy Transfer LP,
Series B
6.63%
4,9
733,000 547,001
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
369,864 315,309
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 430,000 394,469
Hess Corp.
5.60% 02/15/41 20,000 18,953
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
200,000 149,356
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
1
294,000 262,107
NGPL Pipe Co. LLC
4.88% 08/15/27
1
40,000 38,129
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
184,000 139,914
6.35% 02/12/48
3
5,000 3,076
6.75% 09/21/47
3
15,000 9,604
6.95% 01/28/60
3
5,000 3,180
Petronas Capital Ltd.
(Malaysia)
2.48% 01/28/32
1,3
200,000 165,740
3.50% 04/21/30
1,3
200,000 182,640
QatarEnergy Trading LLC,
Series REGS
(Qatar)
2.25% 07/12/31

200,000 166,036

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Rockies Express Pipeline LLC
4.80% 05/15/30
1
$ 234,000 $ 207,383
4.95% 07/15/29
1
215,000 196,400
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6,10,11
535,455 583,646
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
65,000 52,830
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 725,000 627,125
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
62,000 61,677
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
30,625 29,850
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
644,000 635,386
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 600,000 561,963
Venture Global Calcasieu Pass LLC
4.13% 08/15/31
1
875,000 746,887
Williams Cos., Inc. (The)
4.30% 03/04/24 60,000 59,263
6,735,259
Entertainment — 0.19%
Cinemark USA, Inc.
5.25% 07/15/28
1
685,000 513,750
Finance — 3.88%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
123,000 107,697
3.30% 01/30/32
3
565,000 441,764
3.88% 01/23/28
3
5,000 4,474
4.45% 10/01/25
3
110,000 106,153
Air Lease Corp.
2.25% 01/15/23 25,000 24,977
Air Lease Corp.
(MTN)
2.88% 01/15/26 380,000 352,014
American Express Co.
2.55% 03/04/27 190,000 173,094
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
583,000 466,848
Capital One Financial Corp.
1.34% 12/06/24
4
360,000 344,874
Cboe Global Markets, Inc.
3.00% 03/16/32 190,000 158,956
Charles Schwab Corp. (The)
1.95% 12/01/31 150,000 117,798
5.00%
4,9
200,000 183,100
Citigroup, Inc.
2.56% 05/01/32
4
240,000 190,044
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
2.57% 06/03/31
4
$ 375,000 $ 304,124
2.98% 11/05/30
4
145,000 121,964
3.06% 01/25/33
4
930,000 752,374
3.52% 10/27/28
4
435,000 397,610
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
95,000 85,820
Discover Financial Services
3.95% 11/06/24 105,000 102,335
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
130,000 124,580
1.22% 12/06/23 455,000 439,346
1.95% 10/21/27
4
325,000 283,928
1.99% 01/27/32
4
375,000 285,788
2.38% 07/21/32
4
170,000 131,947
2.64% 02/24/28
4
575,000 512,046
2.65% 10/21/32
4
520,000 411,873
3.20% 02/23/23 100,000 99,755
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
4
5,000 4,419
Intercontinental Exchange, Inc.
1.85% 09/15/32 195,000 146,958
JPMorgan Chase & Co.
1.05% 11/19/26
4
270,000 238,095
2.55% 11/08/32
4
200,000 158,190
2.74% 10/15/30
4
160,000 134,515
2.95% 02/24/28
4
120,000 108,769
JPMorgan Chase & Co.,
Series KK
3.65%
4,9
115,000 98,756
Morgan Stanley
0.99% 12/10/26
4
145,000 127,296
2.48% 09/16/36
4
170,000 124,110
2.94% 01/21/33
4
290,000 235,354
2.95% 05/07/32
4
155,000 146,704
Morgan Stanley
(GMTN)
1.51% 07/20/27
4
120,000 104,338
2.24% 07/21/32
4
160,000 122,691
Morgan Stanley
(MTN)
1.16% 10/21/25
4
495,000 456,165
1.93% 04/28/32
4
775,000 583,756
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
200,000 176,347
3.77% 03/08/24
1,3,4
380,000 377,944
4.36% 08/01/24
1,3,4
130,000 128,330
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
30,000 29,928
5.50% 02/15/24
1,3
2,000 1,975
Pipeline Funding Co. LLC
7.50% 01/15/30
1
151,585 153,167

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Raymond James Financial, Inc.
4.65% 04/01/30 $ 145,000 $ 139,881
Vonovia SE
(Georgia)
1.50% 06/14/41
3
100,000 59,262
10,582,233
Food — 1.07%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
1
500,000 436,108
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
1
350,000 203,553
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
385,000 314,411
5.50% 01/15/30
1,3
376,000 358,653
Kraft Heinz Foods Co.
3.00% 06/01/26 185,000 173,396
5.20% 07/15/45 150,000 139,132
Pilgrim's Pride Corp.
4.25% 04/15/31
1
180,000 153,304
5.88% 09/30/27
1
184,000 180,641
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
1
350,000 288,601
Smithfield Foods, Inc.
5.20% 04/01/29
1
5,000 4,578
TreeHouse Foods, Inc.
4.00% 09/01/28 800,000 681,280
2,933,657
Gaming — 0.27%
Caesars Entertainment, Inc.
4.63% 10/15/29
1
316,000 257,629
8.13% 07/01/27
1
475,000 467,690
725,319
Health Care — 3.27%
AbbVie, Inc.
3.85% 06/15/24 10,000 9,851
4.50% 05/14/35 324,000 301,284
Amgen, Inc.
3.15% 02/21/40 100,000 73,916
Baxter International, Inc.
0.87% 12/01/23 260,000 250,109
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
255,000 247,358
4.38% 12/15/28
1
210,000 197,553
4.40% 07/15/44
1
245,000 191,600
4.88% 06/25/48
1
80,000 69,373
Becton Dickinson and Co.
3.73% 12/15/24 3,000 2,928
Cano Health LLC
6.25% 10/01/28
1
290,000 176,900
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Catalent Pharma Solutions, Inc.
3.13% 02/15/29
1
$ 750,000 $ 598,125
Centene Corp.
2.45% 07/15/28 349,000 294,727
3.00% 10/15/30 323,000 265,507
4.25% 12/15/27 455,000 427,731
CommonSpirit Health
2.78% 10/01/30 35,000 28,817
3.35% 10/01/29 200,000 173,799
4.35% 11/01/42 100,000 84,125
CVS Health Corp.
5.05% 03/25/48 270,000 243,977
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 265,000 220,578
Embecta Corp.
6.75% 02/15/30
1
525,000 479,182
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
715,000 619,064
HCA, Inc.
3.50% 09/01/30 143,000 123,670
3.63% 03/15/32
1
425,000 359,886
4.13% 06/15/29 80,000 73,203
5.25% 06/15/49 185,000 158,436
5.38% 09/01/26 10,000 9,903
5.50% 06/15/47 120,000 108,050
5.63% 09/01/28 275,000 274,412
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
275,000 231,913
ModivCare, Inc.
5.88% 11/15/25
1
375,000 352,731
Molina Healthcare, Inc.
3.88% 11/15/30
1
600,000 513,000
4.38% 06/15/28
1
74,000 67,565
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 295,000 202,359
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
315,000 273,842
Prestige Brands, Inc.
3.75% 04/01/31
1
450,000 371,675
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
450,000 379,687
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
125,000 106,238
Tenet Healthcare Corp.
6.13% 10/01/28
1
415,000 373,164
8,936,238
Industrials — 1.16%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
1
335,000 325,958
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
485,000 366,340

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Artera Services LLC
9.03% 12/04/25
1
$ 669,000 $ 561,389
BAE Systems Holdings, Inc.
3.85% 12/15/25
1
250,000 241,303
Berry Global, Inc.
1.50% 01/15/27
1
200,000 190,953
1.65% 01/15/27 40,000 34,265
Boeing Co. (The)
1.43% 02/04/24 340,000 325,484
Energizer Holdings, Inc.
4.38% 03/31/29
1
475,000 400,187
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
4.91% 05/05/26
2
57,000 55,371
(LIBOR USD 3-Month plus 0.48%)
5.09% 08/15/36
2
52,000 42,991
Heathrow Funding Ltd.
(EMTN)
(United Kingdom)
1.88% 03/14/34
3
230,000 177,861
OT Merger Corp.
7.88% 10/15/29
1
850,000 439,765
3,161,867
Information Technology — 0.97%
Broadcom, Inc.
3.42% 04/15/33
1
190,000 152,795
Fiserv, Inc.
2.65% 06/01/30 10,000 8,429
Gen Digital, Inc.
6.75% 09/30/27
1
360,000 353,872
NCR Corp.
5.00% 10/01/28
1
550,000 473,253
5.13% 04/15/29
1
340,000 284,729
Netflix, Inc.
5.88% 02/15/25 310,000 314,145
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
350,000 353,500
Oracle Corp.
2.88% 03/25/31 65,000 53,968
3.80% 11/15/37 355,000 279,586
3.95% 03/25/51 320,000 230,851
4.00% 11/15/47 40,000 29,406
6.90% 11/09/52 115,000 124,555
2,659,089
Insurance — 1.26%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
175,000 145,666
6.00% 08/01/29
1
400,000 321,500
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
1
452,000 408,228
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
AmWINS Group, Inc.
4.88% 06/30/29
1
$ 179,000 $ 153,960
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 280,000 217,318
AssuredPartners, Inc.
5.63% 01/15/29
1
415,000 342,101
Athene Global Funding
1.99% 08/19/28
1
370,000 299,620
2.72% 01/07/29
1
95,000 78,599
3.21% 03/08/27
1
130,000 116,058
Berkshire Hathaway Finance Corp.
2.50% 01/15/51 115,000 73,072
Brown & Brown, Inc.
4.95% 03/17/52 160,000 130,911
Farmers Exchange Capital II
6.15% 11/01/53
1,4
150,000 143,106
Farmers Exchange Capital III
5.45% 10/15/54
1,4
85,000 78,435
Farmers Insurance Exchange
4.75% 11/01/57
1,4
135,000 108,733
HUB International Ltd.
7.00% 05/01/26
1
350,000 344,067
Metropolitan Life Global Funding I
2.95% 04/09/30
1
15,000 13,047
Nationwide Mutual Insurance Co.
7.06% 12/15/24
1,4
375,000 374,119
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
1
40,000 33,088
4.38% 09/15/54
1,4
65,000 62,362
3,443,990
Materials — 0.54%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
1
265,000 213,615
Freeport Indonesia PT
(Indonesia)
4.76% 04/14/27
1,3
200,000 192,750
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
1,3
450,000 364,077
Indonesia Asahan Aluminium Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
200,000 191,897
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
170,000 135,263
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
1,3
450,000 369,585
1,467,187
Real Estate Investment Trust (REIT) — 1.74%
American Assets Trust LP
3.38% 02/01/31 500,000 396,932

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
$ 100,000 $ 86,794
Boston Properties LP
2.75% 10/01/26 10,000 9,022
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
100,000 83,773
China Aoyuan Group Ltd.
(Cayman Islands)
6.35% 02/08/24
3,5,6
200,000 16,900
CubeSmart LP
2.50% 02/15/32 305,000 233,848
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
150,000 112,111
1.25% 02/01/31
3
220,000 171,873
Extra Space Storage LP
2.35% 03/15/32 190,000 144,251
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 280,000 245,350
4.00% 01/15/31 3,000 2,560
5.38% 04/15/26 685,000 673,148
5.75% 06/01/28 10,000 9,850
Healthcare Reality Holdings LP
2.00% 03/15/31 140,000 106,307
3.10% 02/15/30 115,000 96,780
Healthcare Realty Holdings LP
2.05% 03/15/31 22,000 16,131
2.40% 03/15/30 325,000 254,383
3.63% 01/15/28 150,000 133,271
Healthpeak Properties, Inc.
3.40% 02/01/25 2,000 1,926
Hudson Pacific Properties LP
3.95% 11/01/27 255,000 217,337
5.95% 02/15/28 60,000 56,078
Invitation Homes Operating Partnership LP
2.00% 08/15/31 170,000 125,625
2.30% 11/15/28 50,000 41,430
4.15% 04/15/32 115,000 100,685
Kilroy Realty LP
2.50% 11/15/32 50,000 35,687
LXP Industrial Trust
2.70% 09/15/30 160,000 127,842
Prologis Euro Finance LLC
0.50% 02/16/32 100,000 76,085
1.00% 02/06/35 100,000 73,571
1.00% 02/16/41 100,000 61,002
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
160,000 128,559
Sunac China Holdings Ltd.
(Cayman Islands)
6.50% 01/10/25
3,5,6
210,000 45,654
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
VICI Properties LP
5.13% 05/15/32 $ 255,000 $ 236,731
5.63% 05/15/52 79,000 69,953
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
145,000 132,040
3.88% 02/15/29
1
135,000 118,514
4.50% 09/01/26
1
65,000 62,057
4.50% 01/15/28
1
5,000 4,616
4.63% 06/15/25
1
15,000 14,392
5.75% 02/01/27
1
80,000 78,154
Weyerhaeuser Co.
3.38% 03/09/33 195,000 163,532
4,764,754
Retail — 0.78%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
743,000 631,550
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
725,000 587,504
FirstCash, Inc.
5.63% 01/01/30
1
475,000 425,372
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
745,000 499,112
2,143,538
Services — 0.83%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
227,000 208,543
Global Payments, Inc.
5.40% 08/15/32 95,000 90,683
5.95% 08/15/52 183,000 166,708
Hertz Corp. (The)
4.63% 12/01/26
1
50,000 42,000
5.00% 12/01/29
1
650,000 494,748
Rent-A-Center, Inc.
6.38% 02/15/29
1
300,000 244,888
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
225,000 212,333
Waste Pro USA, Inc.
5.50% 02/15/26
1
925,000 818,958
2,278,861
Transportation — 0.04%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 21,263 18,237
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 25,976 21,416
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 65,184 57,921

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 $ 11,878 $ 11,451
109,025
Total Corporates
(Cost $87,356,014) 77,775,707
FOREIGN GOVERNMENT OBLIGATIONS — 2.15%
Foreign Government Obligations — 2.15%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
200,000 179,420
Brazilian Government International Bond
(Brazil)
2.88% 06/06/25
3
200,000 189,100
3.88% 06/12/30
3
200,000 173,960
Chile Government International Bond
(Chile)
2.55% 01/27/32
3
400,000 328,640
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
200,000 153,400
8.00% 04/20/33
3
200,000 201,000
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.50% 01/30/30
3
200,000 170,940
4.88% 09/23/32
3
200,000 166,762
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
200,000 163,473
Guatemala Government Bond
Series REGS
(Guam)
4.90% 06/01/30
3
200,000 189,955
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
400,000 296,018
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
272,000 219,776
3.75% 01/11/28
3
200,000 189,380
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
250,000 247,325
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
240,000 178,621
3.16% 01/23/30
3
200,000 172,697
Paraguay Government International Bond
(Paraguay)
4.95% 04/28/31
1,3
400,000 388,051
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Perusahaan Penerbit SBSN Indonesia III,
Series REGS
(Indonesia)
2.80% 06/23/30
3
$ 200,000 $ 175,933
Peruvian Government International Bond
(Peru)
2.84% 06/20/30
3
450,000 381,646
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
200,000 160,260
Qatar Government International Bond,
Series REGS
(Qatar)
4.50% 04/23/28
3
200,000 201,260
Republic of Poland Government International Bond
(Poland)
5.50% 11/16/27
3
200,000 205,861
5.75% 11/16/32
3
125,000 133,533
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
200,000 178,860
5.88% 04/20/32
3
200,000 181,340
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
300,000 237,437
Turkey Government International Bond
(Turkey)
3.25% 03/23/23
3
200,000 200,000
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
200,000 199,600
Total Foreign Government Obligations
(Cost $6,444,857) 5,864,248
MORTGAGE-BACKED — 48.55%**
Non-Agency Commercial Mortgage-Backed — 6.98%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XA (IO)
0.75% 09/15/48
4
6,114,079 98,493
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
500,000 12,623
BB-UBS Trust,
Series 2012-SHOW, Class XA (IO)
0.60% 11/05/36
1,4
3,109,000 31,175
BB-UBS Trust,
Series 2012-SHOW, Class XB (IO)
0.14% 11/05/36
1,4
1,395,000 4,284
Benchmark Mortgage Trust,
Series 2020-B18, Class AGNF
4.14% 07/15/53
1
529,000 428,432
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/24
4,5,6
240,000 226,728

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
13 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Trust,
Series 2019-OC11, Class E
3.94% 12/09/41
1,4
$ 670,000 $ 521,528
BX Trust,
Series 2021-LGCY, Class J
(LIBOR USD 1-Month plus 3.19%)
7.51% 10/15/36
1,2
400,000 352,754
BX Trust,
Series 2021-MFM1, Class G
(LIBOR USD 1-Month plus 3.90%)
8.22% 01/15/34
1,2
500,000 460,626
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.37% 08/10/49
4
9,111,821 324,223
Century Plaza Towers,
Series 2019-CPT, Class F
3.00% 11/13/39
1,4
450,000 295,061
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
0.79% 09/10/46
4
3,810,195 9,756
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class XA (IO)
1.10% 03/11/47
4
917,213 7,407
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.95% 10/10/47
4
13,900,762 171,869
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.31% 02/10/48
4
1,585,238 32,200
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class XA (IO)
1.21% 02/10/49
4
5,505,590 162,948
Citigroup Commercial Mortgage Trust,
Series 2017-B1, Class XF (IO)
0.82% 08/15/50
1,4
11,628,000 354,221
Commercial Mortgage Lease-Backed Certificates-1,
Series 2001-CMLB, Class X (IO)
1.04% 06/20/31
1,4
1,479,325 11,715
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.53% 10/15/45
4
66,835 170
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.26% 10/15/45
4
196,212 8
Commercial Mortgage Trust,
Series 2012-LC4, Class XB (IO)
0.36% 12/10/44
1,4
1,446,787 17
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.12% 03/10/46
4
3,797,331 110
Commercial Mortgage Trust,
Series 2013-CR9, Class XA (IO)
0.03% 07/10/45
4
11,029,631 318
Commercial Mortgage Trust,
Series 2014-CR14, Class XA (IO)
0.51% 02/10/47
4
3,332,341 12,778
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
0.93% 08/10/47
4
$ 909,153 $ 9,935
Commercial Mortgage Trust,
Series 2014-CR19, Class XC (IO)
0.78% 08/10/47
1,4
1,200,000 13,032
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.06% 06/10/47
4
3,107,918 30,844
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.83% 09/10/47
4,5,6
29,828,501 319,160
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.84% 12/10/47
4
11,511,828 138,845
Commercial Mortgage Trust,
Series 2015-CR22, Class XA (IO)
0.82% 03/10/48
4
10,053,474 138,323
Commercial Mortgage Trust,
Series 2015-CR25, Class XA (IO)
0.80% 08/10/48
4
8,028,144 137,935
Commercial Mortgage Trust,
Series 2015-LC21, Class XE (IO)
1.08% 07/10/48
1,4
10,015,000 230,907
Commercial Mortgage Trust,
Series 2016-CR28, Class XA (IO)
0.63% 02/10/49
4
13,462,073 222,439
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA (IO)
0.72% 06/15/57
4
16,594,390 209,367
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.55% 06/15/52
4
563,925 39,998
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.71% 12/15/49
4
11,843,711 243,240
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
7.34% 12/15/22
1,2
421,511 —
DBJPM 16-C1 Mortgage Trust,
Series 2016-C1, Class XA (IO)
1.37% 05/10/49
4
8,792,493 294,425
DBUBS Mortgage Trust,
Series 2017-BRBK, Class F
3.53% 10/10/34
1,4
380,000 327,929
European Loan Conduit No. 36 DAC,
Series 36A, Class E
(Ireland)
(3 month Euribor plus 3.35%)
5.15% 02/17/30
1,2,3
684,536 672,779
Extended Stay America Trust,
Series 2021-ESH, Class F
(LIBOR USD 1-Month plus 3.70%)
8.02% 07/15/38
1,2
585,715 552,473

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.46% 08/10/43
1,4
$ 5,315,793 $ 8,948
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
1,4
139,338 1
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.00% 08/10/44
1,4
656,606 2
GS Mortgage Securities Trust,
Series 2014-GC18, Class XA (IO)
1.02% 01/10/47
4
25,617,442 167,521
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.71% 07/10/48
4
32,608,570 477,484
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA (IO)
1.20% 10/10/48
4
5,329,920 142,483
GS Mortgage Securities Trust,
Series 2015-GS1, Class XA (IO)
0.76% 11/10/48
4
9,259,456 168,786
GS Mortgage Securities Trust,
Series 2016-GS2, Class XA (IO)
1.73% 05/10/49
4
251,197 11,004
GS Mortgage Securities Trust,
Series 2016-GS4, Class XA (IO)
0.57% 11/10/49
4
14,893,890 257,845
GSCG Trust,
Series 2019-600C, Class G
3.99% 09/06/34
1,4
285,000 225,725
Hilton USA Trust,
Series 2016-SFP, Class E
5.52% 11/05/35
1
400,000 377,715
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA (IO)
0.62% 04/15/47
4
11,790,838 66,683
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XA (IO)
0.43% 07/15/48
4
23,493,941 221,527
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XNR (IO)
0.25% 07/15/48
1,4
44,664,247 202,434
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class XA (IO)
0.82% 08/15/48
4
6,426,206 112,527
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class XA (IO)
0.84% 03/15/50
4
4,369,301 104,384
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class XA (IO)
1.49% 06/15/49
4
249,656 9,087
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XB (IO)
0.44% 06/15/45
1,4
54,919,328 1,198,768
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class XA (IO)
0.94% 12/15/47
4
$ 333,654 $ 7
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.22% 04/15/46
4
1,731,668 473
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-COR4, Class A3
3.76% 03/10/52 500,000 468,640
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-ACE, Class XA (IO)
0.34% 01/10/37
1,4
2,000,000 13,143
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-LOOP, Class XB (IO)
0.25% 12/05/38
1,4
2,010,000 18,281
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XAFX (IO)
1.88% 01/16/37
1,4
450,000 12,285
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XBFX (IO)
0.57% 01/16/37
1,4
1,450,000 12,592
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class F
(Ireland)
(3 month Euribor plus 3.65%)
5.45% 08/17/33
1,2,3
497,769 473,914
Med Trust,
Series 2021-MDLN, Class G
(LIBOR USD 1-Month plus 5.25%)
9.57% 11/15/38
1,2
420,000 381,510
MFT Trust,
Series 2020-ABC, Class D
3.48% 02/10/42
1,4
450,000 279,758
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XC (IO)
0.05% 08/15/45
1,4
30,906,776 105,508
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-CKSV, Class XA (IO)
1.00% 10/15/30
1,4
1,062,218 12,913
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XC (IO)
1.05% 10/15/46
1,4
19,087,479 188,742
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class XA (IO)
0.93% 11/15/46
4
2,393,309 9,591
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18, Class XA (IO)
0.60% 10/15/47
4
92,484 612
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.85% 03/15/48
4
3,254,058 44,023
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.00% 04/15/48
4
1,079,971 16,709

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
15 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.69% 05/15/48
4
$ 6,997,417 $ 102,021
Morgan Stanley Capital I Trust,
Series 2011-C2, Class XB (IO)
0.44% 06/15/44
1,4
11,239,423 44,770
MRCD Mortgage Trust,
Series 2019-PRKC, Class A
4.25% 12/15/36
1,4
500,000 365,698
MSCG Trust,
Series 2018-SELF, Class F
(LIBOR USD 1-Month plus 3.05%)
7.37% 10/15/37
1,2
731,097 683,305
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
1,4
100,000 79,469
Natixis Commercial Mortgage Securities Trust,
Series 2019-FAME, Class D
4.40% 08/15/36
1,4
665,000 569,668
Natixis Commercial Mortgage Securities Trust,
Series 2019-FAME, Class E
4.40% 08/15/36
1,4
395,000 308,309
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2A
3.66% 01/05/43
1,4
400,000 259,838
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
460,000 316,212
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.39% 01/05/43
1,4
925,000 563,402
SMRT,
Series 2022-MINI, Class F
(CME Term SOFR 1-Month plus 3.35%)
7.69% 01/15/39
1,2
570,000 521,344
Taurus UK DAC,
Series 2021-UK1A, Class D
(Ireland)
(SONIA plus 2.60%)
5.85% 05/17/31
1,2,3
471,537 527,581
UBS Commercial Mortgage Trust,
Series 2017-C4, Class XA (IO)
1.09% 10/15/50
4
8,278,237 320,422
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.08% 08/15/50
4
15,336,722 163,031
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.01% 12/15/47
4
1,354,562 22,098
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class XA (IO)
0.84% 02/15/48
4
17,362,443 241,774
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA (IO)
0.95% 11/15/48
4
17,324,530 370,437
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class XF (IO)
1.74% 04/15/50
1,4
$ 415,000 $ 12,527
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS3, Class XA (IO)
0.88% 09/15/57
4
9,380,178 184,146
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XA (IO)
2.06% 06/15/49
4
6,050,173 261,701
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.18% 12/15/45
1,4
227,352 8
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XB (IO)
0.46% 12/15/45
1,4
56,000,000 773
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XB (IO)
0.00% 06/15/45
1,4
13,098,115 1,059
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class XA (IO)
0.90% 05/15/47
4
9,970,002 88,167
WF-RBS Commercial Mortgage Trust,
Series 2014-C22, Class XA (IO)
0.78% 09/15/57
4
1,776,011 16,963
WF-RBS Commercial Mortgage Trust,
Series 2014-C24, Class XA (IO)
0.84% 11/15/47
4
6,098,089 70,058
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.24% 03/15/47
4
9,379,322 80,182
19,067,663
Non-Agency Mortgage-Backed — 22.07%
Alternative Loan Trust,
Series 2004-30CB, Class 1A6
5.50% 02/25/35 1,101,790 1,007,279
Alternative Loan Trust,
Series 2005-46CB, Class A3
5.50% 10/25/35 269,347 194,034
Alternative Loan Trust,
Series 2005-46CB, Class A4
5.25% 10/25/35 203,528 144,121
Alternative Loan Trust,
Series 2005-46CB, Class A7
5.50% 10/25/35 574,140 413,603
Alternative Loan Trust,
Series 2005-55CB, Class 1A1
5.50% 11/25/35 198,770 137,974
Alternative Loan Trust,
Series 2005-64CB, Class 2A1
6.00% 11/25/35 3,071,953 633,407
Alternative Loan Trust,
Series 2005-65CB, Class 2A4
5.50% 12/25/35 331,361 245,971

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2005-67CB, Class A1
5.50% 01/25/36 $ 67,889 $ 54,172
Alternative Loan Trust,
Series 2005-74T1, Class A5
6.00% 01/25/36 502,003 321,466
Alternative Loan Trust,
Series 2005-7CB, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.05%, 5.05% Cap)
0.66% 03/01/38
2,5,6
1,462,385 50,841
Alternative Loan Trust,
Series 2005-86CB, Class A1
5.50% 02/25/36 568,449 354,018
Alternative Loan Trust,
Series 2005-86CB, Class A8
5.50% 02/25/36 259,863 161,837
Alternative Loan Trust,
Series 2006-19CB, Class A15
6.00% 08/25/36 124,266 76,303
Alternative Loan Trust,
Series 2006-19CB, Class A17
(LIBOR USD 1-Month plus 0.40%)
4.79% 08/25/36
2
4,119,345 2,097,772
Alternative Loan Trust,
Series 2006-19CB, Class A18 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.60%, 5.60% Cap)
1.21% 08/25/36
2,5,6
3,976,878 367,745
Alternative Loan Trust,
Series 2006-32CB, Class A18
6.00% 11/25/36 140,326 84,099
Alternative Loan Trust,
Series 2006-34, Class A5
6.25% 11/25/46 1,251,453 698,680
Alternative Loan Trust,
Series 2006-J1, Class 1A11
5.50% 02/25/36 210,223 151,134
Alternative Loan Trust,
Series 2007-13, Class A1
6.00% 06/25/47 277,397 148,163
Alternative Loan Trust,
Series 2007-15CB, Class A6
5.75% 07/25/37 562,152 353,100
Alternative Loan Trust,
Series 2007-15CB, Class A7
6.00% 07/25/37 1,508,220 961,634
Alternative Loan Trust,
Series 2007-16CB, Class 1A7
6.00% 08/25/37 7,399 5,801
Alternative Loan Trust,
Series 2007-18CB, Class 2A25
6.00% 08/25/37 330,005 203,195
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 243,849 103,380
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2007-5CB, Class 1A3
6.00% 04/25/37 $ 182,277 $ 103,793
Alternative Loan Trust,
Series 2007-5CB, Class 1A4
6.00% 04/25/37 537,772 306,254
American Home Mortgage Assets Trust,
Series 2006-6, Class XP (IO) (PO)
0.03% 12/25/46
4,5,6
22,399,584 234,300
American Home Mortgage Assets Trust,
Series 2007-5, Class XP (IO) (PO)
0.06% 06/25/47
4,5,6
13,900 365
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
4.67% 03/25/46
2
13,076 11,049
Banc of America Alternative Loan Trust,
Series 2006-5, Class CB8
(LIBOR USD 1-Month plus 0.31%)
4.70% 06/25/46
2
1,901,260 1,539,666
Banc of America Alternative Loan Trust,
Series 2006-5, Class CB9 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.69%, 6.69% Cap)
2.30% 06/25/46
2,5,6
1,901,272 161,848
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50% 03/25/36 5,780 4,919
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
4.54% 05/26/36
1,2
3,315 3,337
Banc of America Funding Trust,
Series 2015-R4, Class 5A1
(LIBOR USD 1-Month plus 0.15%)
4.17% 10/25/36
1,2
6,833 6,742
Bear Stearns ALT-A Trust,
Series 2005-7, Class 22A1
3.73% 09/25/35
4
147,324 91,577
Bear Stearns ARM Trust,
Series 2004-3, Class 2A
3.32% 07/25/34
4
6,780 6,251
Bear Stearns ARM Trust,
Series 2005-10, Class A3
3.86% 10/25/35
4
135,006 124,492
Bombardier Capital Mortgage Securitization Corp.,
Series 1999-B, Class A2
6.98% 12/15/29
4
997,492 142,301
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A3
7.83% 06/15/30
4
1,658,345 239,020
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A4
8.29% 06/15/30
4
142,144 22,588
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 02/25/23)
4.25% 08/25/54
1
1,277,570 1,122,074

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
17 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2021-NR2, Class A1 (STEP-reset date 02/25/23)
2.57% 07/25/59
1
$ 499,715 $ 470,632
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 02/25/23)
2.82% 10/25/61
1
1,078,350 999,957
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
1,4
681,000 433,406
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 02/25/23)
5.00% 07/25/62
1
348,973 317,207
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(LIBOR USD 1-Month plus 1.75%)
6.14% 10/25/37
1,2
1,046,000 894,533
Citigroup Mortgage Loan Trust,
Series 2006-WF1, Class A2C (STEP-reset date 02/25/23)
4.64% 03/25/36 31,033 15,011
Citigroup Mortgage Loan Trust,
Series 2009-10, Class 2A2
7.00% 12/25/35
1,4
538,582 383,540
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50% 04/25/36 282,177 249,809
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A1
6.00% 01/25/37 114,003 100,658
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A5
6.00% 01/25/37 217,612 192,138
CitiMortgage Alternative Loan Trust,
Series 2007-A2, Class 1A13
5.75% 02/25/37 246,638 211,364
CitiMortgage Alternative Loan Trust,
Series 2007-A3, Class 1A7
5.75% 03/25/37 207,401 178,081
CitiMortgage Alternative Loan Trust,
Series 2007-A5, Class 1A1
6.00% 05/25/37 917,135 825,952
Conseco Finance Corp.,
Series 1996-6, Class M1
7.95% 09/15/27
4
275,559 276,746
Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5
8.06% 09/01/29
4
3,422,743 753,755
Conseco Finance Securitizations Corp.,
Series 2000-4, Class A5
7.97% 05/01/32 1,992,158 426,145
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-14, Class A3
6.25% 09/25/37 22,726 12,971
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-20, Class A1
6.50% 01/25/38 202,691 103,667
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-7, Class A9
5.50% 06/25/37 $ 628,051 $ 326,096
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A4
(LIBOR USD 1-Month plus 0.32%)
4.71% 10/25/36
2
37,473 24,973
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-MH1, Class B1 (STEP-reset date 02/25/23)
6.25% 10/25/36
1
50,955 52,416
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF3 (STEP-reset date 02/25/23)
3.10% 01/25/37 1,004,182 310,477
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF6 (STEP-reset date 02/25/23)
3.10% 01/25/37 1,772,804 548,474
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 02/25/23)
3.55% 02/25/37 967,631 594,148
CSMC Mortgage-Backed Trust,
Series 2006-6, Class 1A8
6.00% 07/25/36 370,437 198,877
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 10A6
6.50% 08/25/36 1,164,939 709,995
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 8A11
6.50% 08/25/36 415,156 197,552
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
4
172,532 95,237
CSMC Trust,
Series 2020-RPL5, Class A1
3.02% 08/25/60
1,4
207,443 204,244
CSMC,
Series 2014-8R, Class 3A2
4.31% 02/27/36
1,4
1,003,090 828,949
Deutsche ALT-B Securities, Inc., Mortgage Loan Trust,
Series 2006-AB2, Class A2
4.84% 06/25/36
4
229,781 190,209
Deutsche Mortgage & Asset Receiving Corp.,
Series 2014-RS1, Class 1A2
6.50% 07/27/37
1,4
360,005 292,284
Fannie Mae Connecticut Avenue Securities,
Series 2019-R04, Class 2B1
(LIBOR USD 1-Month plus 5.25%)
9.64% 06/25/39
1,2
725,558 744,195
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(LIBOR USD 1-Month plus 3.75%)
8.14% 09/25/39
1,2
1,100,000 1,064,021
Fannie Mae Connecticut Avenue Securities,
Series 2019-R07, Class 1B1
(LIBOR USD 1-Month plus 3.40%)
7.79% 10/25/39
1,2
1,000,000 970,149

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B2
(SOFR30A plus 5.50%)
9.43% 12/25/41
1,2
$ 485,000 $ 417,486
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
4.71% 10/25/36
2
387,399 264,444
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
4.61% 03/25/37
2
718,855 366,955
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA6, Class 2A3
6.25% 11/25/36 723,298 263,829
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA1, Class A4
6.25% 03/25/37 602,450 286,803
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA2, Class 1A4
5.75% 04/25/37 709,650 275,414
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
5.98% 12/25/33
1,2
815,000 715,488
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M2
(SOFR30A plus 2.50%)
6.43% 01/25/42
1,2
1,000,000 905,908
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(LIBOR USD 1-Month plus 0.66%)
5.05% 01/25/36
2
21,477 19,896
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.48%)
4.87% 08/25/45
2
4,768 3,612
GSAA Home Equity Trust,
Series 2007-5, Class 1F3B
6.00% 05/25/37
4
4,300,000 319,021
GSAA Home Equity Trust,
Series 2007-5, Class 1F5B (STEP-reset date 02/25/23)
6.44% 05/25/37 1,987,261 127,546
GSAA Home Equity Trust,
Series 2007-5, Class 2A2A
(LIBOR USD 1-Month plus 0.46%)
4.85% 04/25/47
2
836,493 425,519
GSAA Trust,
Series 2007-3, Class 2A1B
(LIBOR USD 1-Month plus 0.20%)
4.59% 03/25/47
2
166,316 12,508
GSMSC Resecuritization Trust,
Series 2015-5R, Class 1C
(LIBOR USD 1-Month plus 0.14%)
2.56% 04/26/37
1,2
158,677 158,525
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
3.77% 09/25/35
4
$ 3,907 $ 3,669
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
5.03% 06/20/35
2
15,704 13,874
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2X (IO)
0.00% 06/20/35
1,4,5,6
1,151,617 181
HarborView Mortgage Loan Trust,
Series 2006-5, Class X2 (IO)
0.06% 07/19/46
4,5,6
2,704,083 27
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A5 (STEP-reset date 02/25/23)
4.49% 12/25/36 256,324 88,205
IndyMac Index Mortgage Loan Trust,
Series 2006-AR3, Class 2A1A
3.08% 03/25/36
4
82,221 57,051
IndyMac Index Mortgage Loan Trust,
Series 2007-F2, Class 1A4
6.00% 07/25/37 712,338 539,273
JPMorgan Alternative Loan Trust,
Series 2006-S1, Class 3A4
6.18% 03/25/36
4
895,377 745,860
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH2, Class AF3 (STEP-reset date 02/25/23)
5.46% 09/25/29 491,824 312,814
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF4 (STEP-reset date 02/25/23)
6.08% 08/25/36 1,471,039 887,387
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF5 (STEP-reset date 02/25/23)
6.34% 08/25/36 279,543 213,280
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A5 (STEP-reset date 02/25/23)
6.91% 07/25/36 1,731,055 493,176
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6 (STEP-reset date 02/25/23)
4.60% 11/25/36 4,299 4,235
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF2 (STEP-reset date 02/25/23)
4.44% 01/25/37 417,126 221,583
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF3 (STEP-reset date 02/25/23)
4.44% 10/25/30 640,399 341,845
JPMorgan Mortgage Trust,
Series 2007-S1, Class 2A11
6.00% 03/25/37 358,357 161,683
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class M1
6.63% 04/15/40
4
764,171 757,625
Lehman Mortgage Trust,
Series 2006-1, Class 1A5
5.50% 02/25/36 136,524 70,873

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
19 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman Mortgage Trust,
Series 2006-7, Class 2A5 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
2.16% 11/25/36
2,5,6
$ 184,394 $ 17,980
Lehman Mortgage Trust,
Series 2007-5, Class 10A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.34%, 6.34% Cap)
1.95% 06/25/37
2,5,6
8,572,538 567,968
Lehman Mortgage Trust,
Series 2007-5, Class 7A3
7.50% 10/25/36 519,398 238,548
Lehman XS Trust,
Series 2005-1, Class 3A4 (STEP-reset date 02/25/23)
5.37% 07/25/35 41,316 41,316
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
4.89% 08/25/46
2
214,334 188,776
Lehman XS Trust,
Series 2006-17, Class 1AIO (IO)
0.60% 08/25/46
5,6
8,164,149 192,366
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A3
(LIBOR USD 1-Month plus 0.40%)
4.79% 03/25/35
2
13,682 13,363
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.22%)
4.61% 08/25/36
2
731,721 296,984
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A1, Class A3
(LIBOR USD 1-Month plus 0.32%)
4.71% 01/25/37
2
664,425 221,293
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A3
(LIBOR USD 1-Month plus 0.52%)
4.91% 04/25/37
2
1,961,965 258,326
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2B
(LIBOR USD 1-Month plus 0.26%)
4.65% 06/25/37
2
516,043 317,159
Merrill Lynch Mortgage Investors Trust,
Series 2004-B, Class A1
(LIBOR USD 1-Month plus 0.50%)
4.89% 05/25/29
2
6,383 6,110
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE6, Class A2B
(LIBOR USD 1-Month plus 0.30%)
4.69% 11/25/37
2
809,197 263,220
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(LIBOR USD 1-Month plus 0.37%)
4.76% 05/25/37
2
3,590,237 1,043,236
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 4,925 4,838
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
$ 37,098 $ 35,986
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 2,350 2,269
Morgan Stanley Mortgage Loan Trust,
Series 2007-13, Class 6A1
6.00% 10/25/37 175,030 97,562
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
4.64% 06/25/37
2
20,553 19,906
Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2
7.48% 08/15/27 368,170 310,864
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A2
5.01% 03/15/20
4
3,160 3,123
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCH1, Class M4
(LIBOR USD 1-Month plus 1.25%)
5.63% 01/25/36
2
7,713 7,506
PRET LLC,
Series 2021-RN2, Class A1 (STEP-reset date 01/25/23)
1.74% 07/25/51
1
823,836 747,822
PRET LLC,
Series 2022-RN2, Class A1 (STEP-reset date 01/25/23)
5.00% 06/25/52
1
698,558 650,501
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 01/25/23)
2.49% 11/25/26
1
399,110 361,926
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 01/25/23)
1.87% 04/25/26
1
941,834 853,125
PRPM LLC,
Series 2021-4, Class A1 (STEP-reset date 01/25/23)
1.87% 04/25/26
1
1,241,668 1,118,061
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 01/25/23)
2.36% 10/25/26
1
437,888 397,727
PRPM LLC,
Series 2022-1, Class A1 (STEP-reset date 01/25/23)
3.72% 02/25/27
1
1,160,531 1,090,487
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/23)
5.56% 06/25/27
1
1,065,231 1,028,879
PRPM LLC,
Series 2022-4, Class A1 (STEP-reset date 01/25/23)
5.00% 08/25/27
1
268,802 253,544
PRPM, LLC,
Series 2021-1, Class A1
2.12% 01/25/26
1,4
945,878 861,582

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM, LLC,
Series 2021-10, Class A1 (STEP-reset date 01/25/23)
2.49% 10/25/26
1
$ 438,021 $ 407,084
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
1,4
651,985 587,407
Residential Accredit Loans Trust,
Series 2005-QS14, Class 3A3
6.00% 09/25/35 137,819 117,569
Residential Accredit Loans Trust,
Series 2005-QS16, Class A7
5.50% 11/25/35 438,975 376,442
Residential Accredit Loans Trust,
Series 2006-QS15, Class A3
6.50% 10/25/36 882,111 744,561
Residential Accredit Loans Trust,
Series 2006-QS4, Class A2
6.00% 04/25/36 302,564 236,614
Residential Accredit Loans Trust,
Series 2006-QS4, Class A4
6.00% 04/25/36 374,811 288,929
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A15
6.00% 06/25/36 153,982 126,630
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A2
6.00% 06/25/36 604,895 497,446
Residential Accredit Loans Trust,
Series 2007-QO2, Class A1
(LIBOR USD 1-Month plus 0.15%)
4.54% 02/25/47
2
519,845 191,298
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A4
6.00% 01/25/37 486,725 370,943
Residential Accredit Loans Trust,
Series 2007-QS3, Class A1
6.50% 02/25/37 460,598 368,342
Residential Accredit Loans Trust,
Series 2007-QS7, Class 1A1
6.00% 05/25/37 50,071 39,942
Residential Asset Mortgage Products Trust,
Series 2006-EFC2, Class A4
(LIBOR USD 1-Month plus 0.22%)
4.61% 12/25/36
2
42,543 41,825
Residential Asset Securitization Trust,
Series 2003-A15, Class 1A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.55%, 7.55% Cap)
3.16% 02/25/34
2,5,6
462,384 31,587
Residential Asset Securitization Trust,
Series 2005-A14, Class A5
5.50% 12/25/35 81,383 44,070
Residential Asset Securitization Trust,
Series 2005-A8CB, Class A9
5.38% 07/25/35 248,510 151,232
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust,
Series 2006-A12, Class A1
6.25% 11/25/36 $ 502,024 $ 199,184
Residential Asset Securitization Trust,
Series 2006-A15, Class A2
6.25% 01/25/37 512,716 199,089
Residential Asset Securitization Trust,
Series 2006-A16, Class 1A3
6.00% 02/25/37 329,926 153,899
Residential Asset Securitization Trust,
Series 2006-A5CB, Class A4
6.00% 06/25/36 207,628 91,352
Residential Asset Securitization Trust,
Series 2007-A1, Class A1
6.00% 03/25/37 325,151 112,577
Residential Asset Securitization Trust,
Series 2007-A3, Class 1A4
5.75% 04/25/37 476,236 252,105
Residential Asset Securitization Trust,
Series 2007-A6, Class 1A3
6.00% 06/25/37 144,490 83,415
Residential Funding Mortgage Securities Trust,
Series 2006-S10, Class 1A1
6.00% 10/25/36 718,384 571,929
Residential Funding Mortgage Securities Trust,
Series 2006-S3, Class A7
5.50% 03/25/36 513,618 413,565
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A10
6.00% 07/25/36 244,176 201,472
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A14
6.00% 07/25/36 78,294 63,810
Residential Funding Mortgage Securities Trust,
Series 2007-S8, Class 1A1
6.00% 09/25/37 147,163 102,357
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 02/25/23)
2.91% 01/25/36 256,462 200,607
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.30%)
4.69% 12/25/36
2
908,779 563,505
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
4.64% 07/25/37
2
288,567 230,742
Soundview Home Loan Trust,
Series 2007-OPT4, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
5.39% 09/25/37
2
400,889 280,527
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
3.78% 02/25/34
4
1,289 1,204

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
21 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2006-AR2, Class A1
(LIBOR USD 1-Month plus 0.46%)
4.85% 02/25/36
2
$ 11,230 $ 9,349
VOLT CIII LLC,
Series 2021-CF1, Class A1 (STEP-reset date 01/25/23)
1.99% 08/25/51
1
865,068 777,674
VOLT XCII LLC,
Series 2021-NPL1, Class A1 (STEP-reset date 01/25/23)
1.89% 02/27/51
1
1,297,282 1,126,302
VOLT XCVI LLC,
Series 2021-NPL5, Class A2 (STEP-reset date 01/25/23)
4.83% 03/27/51
1
930,000 770,998
WaMu Mortgage Pass-Through Certificates,
Series 2006-2, Class 1A6
6.00% 03/25/36 24,635 22,718
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class X3 (IO)
1.15% 05/25/46
5,6
7,171,407 271,935
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 1A1
6.00% 06/25/37 198,378 157,587
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 341,879 285,586
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A3
4.51% 10/25/36
4
38,674 35,069
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 2A1
2.88% 04/25/36
4
7,394 6,575
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7, Class A1
6.00% 06/25/37 228,301 191,642
60,274,816
U.S. Agency Commercial Mortgage-Backed — 1.38%
Fannie Mae Pool 462209
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.18%)
2.95% 04/01/36
2
51,473 51,366
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.03% 07/25/39
4
283,390 6,207
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.09% 04/25/36
4
100,468 909
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.67% 01/25/39
4
538,357 8,496
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K028, Class X3 (IO)
1.64% 06/25/41
4
12,639,000 50,136
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X3 (IO)
1.66% 07/25/41
4
$ 1,170,000 $ 5,053
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K037, Class X3 (IO)
2.21% 01/25/42
4
390,000 8,265
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X1 (IO)
0.51% 12/25/24
4
23,161,254 207,245
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X3 (IO)
1.50% 01/25/43
4
4,900,000 137,531
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K045, Class X1 (IO)
0.42% 01/25/25
4
27,344,093 209,571
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X1 (IO)
0.57% 07/25/25
4
12,481,188 146,508
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.55% 10/25/43
4
2,925,000 103,558
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K050, Class X1 (IO)
0.30% 08/25/25
4
21,684,228 150,269
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X3 (IO)
2.11% 06/25/44
4
6,243,936 377,802
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K062, Class X3 (IO)
2.08% 01/25/45
4
3,000,000 213,031
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K106, Class X1 (IO)
1.35% 01/25/30
4
9,758,182 727,444
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.17% 05/25/46
4
4,850,000 239,030
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K735, Class X3 (IO)
2.15% 05/25/47
4
3,160,000 191,382
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K736, Class X3 (IO)
2.01% 09/25/47

2,495,000 156,298

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.21% 06/25/27
4
$ 675,980 $ 21,908
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KLU1, Class X3 (IO)
4.05% 01/25/31
4
292,901 38,561
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT1 (IO)
1.66% 05/25/25
4
4,160,103 82,066
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT2 (IO)
1.81% 05/25/27
4
3,696,038 105,289
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
4
906,777 25,052
Ginnie Mae,
Series 2010-159, Class D
4.56% 09/16/44
4
125,372 122,349
Ginnie Mae,
Series 2011-119, Class IO (IO)
0.21% 08/16/51
4
1,148,140 2,474
Ginnie Mae,
Series 2011-86, Class C
3.63% 09/16/51
4
232,871 218,147
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.63% 12/16/51
4
1,546,140 24,100
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.34% 01/16/53
4
270,370 2,454
Ginnie Mae,
Series 2013-33, Class IO (IO)
0.22% 04/16/54
4
361,649 1,271
Ginnie Mae,
Series 2014-126, Class IO (IO)
0.72% 02/16/55
4
5,330,480 120,496
3,754,268
U.S. Agency Mortgage-Backed — 18.12%
Fannie Mae REMICS,
Series 2005-56, Class SP
(-6.00 X LIBOR USD 1-Month plus 42.30%, 6.00% Cap)
6.00% 08/25/33
2
3,378 3,330
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
1.61% 11/25/41
2
84,411 5,848
Fannie Mae REMICS,
Series 2012-139, Class AI (IO)
3.00% 12/25/27 174,018 8,513
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 $ 242,857 $ 51,369
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
2.25% 10/20/33
2
292,042 22,937
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 27,988 26,382
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 2,777 2,607
UMBS (TBA)
2.00% 01/01/53 7,675,000 6,247,109
2.50% 01/01/53 9,975,000 8,440,567
3.00% 01/01/53 8,900,000 7,807,125
4.00% 01/01/53 3,600,000 3,375,621
4.50% 01/01/53 9,475,000 9,123,718
5.00% 01/01/53 14,575,000 14,361,502
49,476,628
Total Mortgage-Backed
(Cost $160,841,527) 132,573,375
MUNICIPAL BONDS — 0.28%*
California — 0.03%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 100,000 85,341
Florida — 0.03%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.61% 10/01/32 100,000 79,656
New York — 0.19%
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 155,000 138,620
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 55,844
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
3.11% 02/15/39 150,000 118,251
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 100,000 75,005
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.54% 03/15/34 175,000 135,723
523,443

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
23 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Ohio — 0.03%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 $ 100,000 $ 83,591
Total Municipal Bonds
(Cost $990,518) 772,031
Total Bonds — 94.05%
(Cost $299,046,816)
256,822,157
Issues Shares Value
COMMON STOCK — 0.20%
Communications — 0.10%
Intelsat Emergence SA
3,5,6,10
(Luxembourg) 11,030 266,926
Financials — 0.10%
AGNC Investment Corp. 25,500 263,925
Total Common Stock
(Cost $701,673) 530,851
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,10
(Luxembourg) 1,154 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,10
(Luxembourg) 1,154 —
—
Total Rights
(Cost $–) —
WARRANT — 0.00%
Entertainment — 0.00%
Cineworld Group PLC
3,10
(United Kingdom) 152,713 9,185
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 24.84%
Money Market Funds — 6.45%
Dreyfus Government Cash Management Fund
4.19%
12
11,506,500 11,506,500
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
12
111,969 111,969
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
4.12%
12
5,996,500 5,996,500
17,614,969
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 18.39%
U.S. Treasury Bills
2.85%
13
05/11/23 $ 19,095,000 $ 18,789,654
4.53%
13
05/18/23 10,000,000 9,831,815
4.56%
13
05/25/23 15,000,000 14,735,380
4.58%
13
06/01/23 7,000,000 6,869,985
50,226,834
Total Short-Term Investments
(Cost $67,845,919) 67,841,803
Total Investments - 119.09%
(Cost $367,594,408) 325,203,996
Net unrealized depreciation on unfunded commitments
- (0.01)% (20,709)
Liabilities in Excess of Other Assets - (19.08)% (52,110,489)
Net Assets - 100.00% $ 273,072,798
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,793,854, which is 1.39% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $98,409, at an interest rate of 7.82% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
2.50% per annum.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $45,267, at an interest rate of 7.77% and a maturity of July 17, 2028. The investment is not accruing an unused commitment fee.
9
Perpetual security with no stated maturity date.
10
Non-income producing security.
11
Security is currently in default with regard to scheduled interest or principal payments.
12
Represents the current yield as of December 31, 2022.
13
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 24
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 60,000 USD 63,933 Citibank N.A. 01/13/23 $ 165
GBP 43,000 USD 48,838 The Bank of New York Mellon 01/13/23 2,908
GBP 34,000 USD 38,543 Citibank N.A. 01/13/23 2,372
5,445
USD 137,690 EUR 140,000 Goldman Sachs International 01/13/23 (11,872)
USD 51,730 EUR 53,000 Citibank N.A. 01/13/23 (4,891)
USD 2,662,180 EUR 2,689,000 Bank of America N.A. 01/13/23 (210,488)
USD 652,109 GBP 572,000 Citibank N.A. 01/13/23 (36,223)
(263,474)
NET UNREALIZED DEPRECIATION $ (258,029)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 1,064 03/31/23 $ 114,837,188 $ (87,814) $ (87,814)
U.S. Treasury Two-Year Note 145 03/31/23 29,736,328 34,665 34,665
144,573,516 (53,149) (53,149)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 241 03/22/23 (28,505,781) 80,166 80,166
U.S. Treasury Ultra Bond 76 03/22/23 (10,207,750) (21,340) (21,340)
Euro-Bund Future 8 03/08/23 (1,134,956) 67,523 67,523
Euro-Bobl Future 5 03/08/23 (617,671) 18,242 18,242
(40,466,158) 144,591 144,591
TOTAL FUTURES CONTRACTS $ 104,107,358 $ 91,442 $ 91,442

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
25 / December 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 26
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
FLEXIBLE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 17,614,969 $ — $ — $ 17,614,969
U.S. Treasury Bills 50,226,834 — — 50,226,834
Long-Term Investments:
Asset-Backed Securities — 28,942,227 437,697 29,379,924
Bank Loans — 10,456,872 — 10,456,872
Common Stock 263,925 — 266,926 530,851
Corporates — 77,129,507 646,200 77,775,707
Foreign Government Obligations — 5,864,248 — 5,864,248
Mortgage-Backed Securities — 130,130,344 2,443,031 132,573,375
Municipal Bonds — 772,031 — 772,031
Rights — — — —
Warrant — 9,185 — 9,185
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 5,445 — 5,445
Interest rate contracts 200,596 — — 200,596
Liabilities:
Foreign currency exchange contracts — (263,474) — (263,474)
Interest rate contracts (109,154) — — (109,154)
Total $ 68,197,170 $ 253,046,385 $ 3,793,854 $ 325,037,409
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
27 / December 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
FLEXIBLE INCOME
FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 488,107 $ 330,900 $ 531,973 $ 1,948,536
Accrued discounts/premiums — — (4,084) (643,831)
Realized (loss) — — — (54,013)
Change in unrealized appreciation (depreciation)* (27,021) (63,974) 64,911 (1,108,592)
Purchases — — 53,400 2,303,975
Sales (23,389) — — (3,044)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2022
$ 437,697 $ 266,926 $ 646,200 $ 2,443,031
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(1,134,676) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
FLEXIBLE INCOME FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $437,697 Broker Quote Offered Quote $88.64 $88.64 Increase
Common Stock $266,926 Third-Party Vendor Vendor Prices $24.20 $24.20 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $646,200 Third-Party Vendor Vendor Prices $8.45 - $109.00 $100.21 Increase
Mortgage-Backed
Securities-Non-Agency $1,897,143 Third-Party Vendor Vendor Prices $0.00 - $9.75 $5.71 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $226,728 Broker Quote Offered Quote $94.47 $94.47 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $319,160 Third-Party Vendor Vendor Prices $1.07 $1.07 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 28
COMMITMENTS AND CONTINGENCIES
The Flexible Income Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2022:
FLEXIBLE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED (LOSS)
Aveanna Healthcare LLC, Delayed-Draw Term Loan B, 1st Lien July 2028 $ 45,267 $ (12,887)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 98,409 (7,822)
Total Unfunded Commitments $ 143,676 $ (20,709)